Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenue
General and Administrative expenses	5,111	6,129	5,218	7,177
Loss from operation	(5,111)	(6,129)	(5,218)	(7,177)
Other income ( expenses):
Other Income		1,500		2,500
Loss before Income taxes:	(5,111)	(4,629)	(5,218)	(4,677)
Provision for income taxes
Net Loss	$ (5,111)	$ (4,629)	$ (5,218)	$ (4,677)
Net Loss Per Share-Basic and Diluted	$ 0	$ 0	$ 0	$ 0
Weighted Average Shares Outstanding:
Basic and Diluted	6,000,000	6,000,000	6,000,000	6,000,000